Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	GUARDFORCE AI CO., LIMITED
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	9,830,373
Amendment Flag	false
Entity Central Index Key	0001804469
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40848
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Anson Road
Entity Address, Address Line Two	#28-01 International Plaza
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	079903
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	2814
Business Contact
Document Information Line Items
Entity Address, Address Line One	10 Anson Road
Entity Address, Address Line Two	#28-01 International Plaza
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	079903
Contact Personnel Name	Lei Wang, CEO
City Area Code	+65
Local Phone Number	6702 1179
Contact Personnel Email Address	olivia.wang@guardforceai.com
Ordinary Shares, par value $0.12 per share
Document Information Line Items
Trading Symbol	GFAI
Title of 12(b) Security	Ordinary Shares, par value $0.12 per share
Security Exchange Name	NASDAQ
Warrants, No par value
Document Information Line Items
Trading Symbol	GFAIW
Title of 12(b) Security	Warrants, No par value
Security Exchange Name	NASDAQ